Convertible loan (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	May 10, 2024	Jul. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Jul. 31, 2025
Unsecured Debt	$ 300,000
Convertible debt term	2 years
Interest rate	8.00%
Number of warrants issued, other			$ 2,751,937
Warrants exercise price	$ 5			$ 3.00	$ 3.00
Prepayment fees	$ 75,000
Weighted average interest rate	75.00%
Derivative fair value of liability	$ 76,543
Fair value of prepayment debt
Debt issuance costs	$ 94,687
Debt instrument interest rate	46.00%			12.00%
Incurred interest			4,411
Incurred accretion expense			223,059
Warrant Liability [Member]
Number of warrants issued, other	$ 50,000		$ 48,283
Number of warrants issued	1,000,000		1,313
Number of shares convertible note		$ 25,094
Number of shares convertible note		501,874